Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Investment Property [Abstract]
Details of investment properties
(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Acquisition cost	404,741	416,796
Accumulated depreciation	(33,440)	(38,600)

Net carrying value	371,301	378,196

Changes in investment properties
(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2016	2017	2018
Beginning balance	351,496	358,497	371,301
Acquisition	4,428	9,872	15,195
Disposal	—	(458)	(3,045)
Depreciation	(3,762)	(3,902)	(4,045)
Transfers from(to) premises and equipment	6,314	2,472	7,623
Classified to assets held for sale	—	(371)	(10,056)
Foreign currencies translation adjustments	21	(324)	(5)
Others	—	5,515	1,228

Ending balance	358,497	371,301	378,196